Goodwill and Other Intangible Assets (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2026	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill				$ 2,497,162,000				$ 2,474,696,000	$ 2,497,162,000	$ 2,474,696,000
Goodwill Acquired During Period									444,420,000	25,907,000
Goodwill, Translation Adjustments									1,402,000	(440,000)
Goodwill, Impairment Loss										(3,001,000)
Goodwill	2,942,984,000				2,497,162,000				2,942,984,000	2,497,162,000	2,474,696,000
Indefinite Lived Intangible Assets Excluding Goodwill	344,004,000				233,348,000				344,004,000	233,348,000
Finite Lived Intangible Assets [Line Items]
Intangible Assets Gross Excluding Goodwill	677,881,000				356,569,000				677,881,000	356,569,000
Intangible Assets Accumulated Amortization Excluding Goodwill	(97,433,000)				(76,062,000)				(97,433,000)	(76,062,000)
Intangible Assets Net Excluding Goodwill	580,448,000				280,507,000				580,448,000	280,507,000
Amortization	6,944,000	5,981,000	4,630,000	3,992,000	3,273,000	3,060,000	3,102,000	3,167,000	21,547,000	12,602,000	12,494,000
Future Amortization Expense Year One																	27,200,000
Future Amortization Expense Year Two																25,400,000
Future Amortization Expense Year Three															21,300,000
Future Amortization Expense Year Four														20,300,000
Future Amortization Expense Year Five													16,900,000
Future Amortization Expense, after Year Five												125,300,000
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments	0	0	0	0	6,506,000	0	0	0	0	6,506,000	3,200,000
Customer Relationships Impaired [Member]
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments										3,500,000
Tradenames Impaired [Member]
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments											3,200,000
Customer Relationships Member
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	265,981,000				78,147,000				265,981,000	78,147,000
Finite Lived Intangible Assets Accumulated Amortization	(61,865,000)				(47,578,000)				(61,865,000)	(47,578,000)
Finite Lived Intangible Assets Net	204,116,000				30,569,000				204,116,000	30,569,000
Other Finite Lived Intangibles [Member]
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	67,896,000				45,074,000				67,896,000	45,074,000
Finite Lived Intangible Assets Accumulated Amortization	(35,568,000)				(28,484,000)				(35,568,000)	(28,484,000)
Finite Lived Intangible Assets Net	32,328,000				16,590,000				32,328,000	16,590,000
Pharmaceutical Distribution [Member]
Goodwill [Line Items]
Goodwill				2,421,707,000				2,404,652,000	2,421,707,000	2,404,652,000
Goodwill Acquired During Period									(134,000)	17,495,000
Goodwill, Translation Adjustments									1,402,000	(440,000)
Goodwill, Impairment Loss										0
Goodwill	2,422,975,000				2,421,707,000				2,422,975,000	2,421,707,000
Other Segment [Member]
Goodwill [Line Items]
Goodwill				75,455,000				70,044,000	75,455,000	70,044,000
Goodwill Acquired During Period									444,554,000	8,412,000
Goodwill, Translation Adjustments									0	0
Goodwill, Impairment Loss										(3,001,000)
Goodwill	$ 520,009,000				$ 75,455,000				$ 520,009,000	$ 75,455,000